Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021
Current assets
Cash	$ 29,965	$ 41,759
Amounts receivable	2,503	2,858
Sales tax receivable	277	491
Inventory	1,615	1,204
Unbilled revenue	629	770
Prepaid expenses	2,481	1,776
Total current assets	37,470	48,858
Restricted cash	82	79
Deposit on equipment	369	52
Investment at fair value through profit and loss	142	111
Property and equipment	3,338	4,024
Intangible assets	32,390	6,058
Goodwill	19,703	7,777
Total assets	93,494	66,959
Current liabilities
Accounts payable and accrued liabilities	4,768	3,011
Sales tax payable	31	140
Deferred revenue	1,034	1,111
Income taxes payable	420	326
Convertible debentures – liability component	1,312
Leases	890	986
Deferred acquisition payments	808	498
Current liabilities	9,263	6,072
Convertible debentures – liability component		1,531
Leases	344	940
Deferred acquisition payments	497
Deferred income tax liability	8,105	1,492
Total liabilities	18,209	10,035
SHAREHOLDERS' EQUITY
Share capital	114,559	80,102
Convertible debentures – equity component	103	127
Contributed surplus	9,630	7,201
Accumulated other comprehensive loss	(2,479)	(687)
Accumulated deficit	(46,528)	(29,819)
Equity	75,285	56,924
Total liabilities and shareholders' equity	$ 93,494	$ 66,959